Supplement to the

Fidelity Advisor Focus Funds®

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Biotechnology Fund	FBTAX	FBTTX	FBTBX	FBTCX	FBTIX
Fidelity Advisor Communications Equipment Fund	FDMAX	FDMTX	FDMBX	FDMCX	FDMIX
Fidelity Advisor Consumer Discretionary Fund	FCNAX	FACPX	FCIBX	FCECX	FCNIX
Fidelity Advisor Electronics Fund	FELAX	FELTX	FELBX	FELCX	FELIX
Fidelity Advisor Energy Fund	FANAX	FAGNX	FANRX	FNRCX	FANIX
Fidelity Advisor Financial Services Fund	FAFDX	FAFSX	FAFBX	FAFCX	FFSIX
Fidelity Advisor Health Care Fund	FACDX	FACTX	FAHTX	FHCCX	FHCIX
Fidelity Advisor Industrials Fund	FCLAX	FCLTX	FCLBX	FCLCX	FCLIX
Fidelity Advisor Technology Fund	FADTX	FATEX	FABTX	FTHCX	FATIX
Fidelity Advisor Utilities Fund	FUGAX	FAUFX	FAUBX	FUGCX	FUGIX

Funds of Fidelity Advisor Series VII

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 39.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustee

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan
Fidelity Advisor Biotechnology Fund	none
Fidelity Advisor Communications Equipment Fund	none
Fidelity Advisor Consumer Discretionary Fund	none
Fidelity Advisor Electronics Fund	none
Fidelity Advisor Energy Fund	none
Fidelity Advisor Financial Services Fund	none
Fidelity Advisor Health Care Fund	none
Fidelity Advisor Industrials Fund	none
Fidelity Advisor Technology Fund	none
Fidelity Advisor Utilities Fund	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	David A. Rosow	Garnett A. Smith	Michael E. Wiley
Fidelity Advisor Biotechnology Fund	none	none	none
Fidelity Advisor Communications Equipment Fund	none	none	none
Fidelity Advisor Consumer Discretionary Fund	none	none	none
Fidelity Advisor Electronics Fund	none	none	none
Fidelity Advisor Energy Fund	none	none	none
Fidelity Advisor Financial Services Fund	none	none	none
Fidelity Advisor Health Care Fund	none	none	none
Fidelity Advisor Industrials Fund	none	none	none
Fidelity Advisor Technology Fund	none	none	none
Fidelity Advisor Utilities Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$10,001 - $50,000	over $100,000

Colin Anderson has replaced Ali Khan as portfolio manager of Fidelity Advisor Communications Equipment Fund.

The following information replaces information found in the "Management Contracts" section on page 55.

The following table provides information relating to other accounts managed by Mr. Anderson as of October 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 266	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor Communications Equipment Fund ($15 (in millions) assets managed.

As of October 31, 2014, the dollar range of shares of Fidelity Advisor Communications Equipment Fund beneficially owned by Mr. Anderson was none.

Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
September 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information for Fidelity Advisor® Communications Equipment Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Colin Anderson (portfolio manager) has managed the fund since October 2014.

The following information replaces the biographical information for Ali Khan found in the "Fund Management" section on page 43.

Colin Anderson is portfolio manager of Fidelity Advisor® Communications Equipment Fund, which he has managed since October 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Anderson has worked as a research associate, research analyst, and portfolio manager.

AFOCI-15-02  June 1, 2015
1.479771.176

Supplement to the

Fidelity Advisor® Real Estate Fund

Class A (FHEAX), Class T (FHETX), Class B (FHEBX), Class C (FHECX), and Institutional Class (FHEIX)

A Fund of Fidelity Advisor Series VII

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Trustees and Officers" section on page 32.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan

Fidelity Advisor Real Estate Fund	none

AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

Independent Trustees

DOLLAR RANGE OF FUND SHARES	David A. Rosow	Garnett A. Smith	Michael E. Wiley
Fidelity Advisor Real Estate Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$10,001 - $50,000	over $100,000
ARE-AREIB-15-01  June 1, 2015
1.777595.112

Supplement to the
Fidelity Advisor® Real Estate Fund
Institutional Class
September 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AREI-15-01  June 1, 2015
1.783271.118